Common Stock (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Mar. 30, 2021	Feb. 08, 2021	Jul. 02, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock issued during period, value				$ 10,000	$ 10,000	$ 32,000
Stock compensation expense				30,319	139,380	2,251,300
Number of stock issued for services	10,465
Common stock issued for service	$ 24,697			$ 96,247	$ 189,000	$ 397,042
Series A Preferred Stock [Member]
Common stock dividends, shares				11,975
Common stock dividends				$ 28,260
Investor Relations Consulting Agreement [Member]
Number of stock issued for services		25,000		5,000
Common stock issued for service		$ 25,250		$ 11,800
Newbridge [Member]
Number of shares issued			60,000
Stock issued during period, value			$ 138,000
Stock compensation expense				$ 34,500